Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	$ 3,584
Fair value assets, ending balance	3,594	$ 3,584
Fair value liabilities, beginning balance	1,606
Fair value liabilities, ending balance	1,548	1,606
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	160
Fair value assets, ending balance	152	160
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	335
Fair value assets, ending balance	334	335
Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	53
Fair value assets, ending balance		53
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	30
Fair value assets, ending balance	25	30
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,261
Fair value assets, ending balance	1,530	1,261
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	630,707
Fair value assets, ending balance	651,710	630,707
Fair value liabilities, beginning balance	538,370
Fair value liabilities, ending balance	534,521	538,370
Recurring [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,155	1,794
Gains (losses) included in earnings	128	(241)
Gains (losses) included in earnings	(44)	57
Gains (losses) included in OCI	(58)	56
Fair value liabilities, beginning balance	(177)	(216)
Gains (losses) included in OCI	6	(4)
Purchases (issuances)	526	609
Settlement (sales) and other	(223)	(752)
Transfers into Level 3	(160)	580
Transfers out of Level 3	(164)	109
Fair value assets, ending balance	2,204	2,155
Gains (losses) included in earnings for positions still held	269	(147)
Purchases (issuances)	(191)	(292)
Settlement (sales) and other	59	44
Transfers into Level 3	(154)	(113)
Transfers out of Level 3	343	347
Fair value liabilities, ending balance	(158)	(177)
Gains (losses) included in earnings for positions still held	29	34
Recurring [member] | Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	522	474
Gains (losses) included in OCI	15	41
Purchases (issuances)	5	8
Fair value assets, ending balance	506	522
Transfers out of Level 3	(38)
Settlement (sales) and other	2	(1)
Recurring [member] | Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	27	27
Gains (losses) included in OCI	(7)
Fair value assets, ending balance	20	27
Recurring [member] | Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	160	153
Gains (losses) included in OCI	(12)	4
Fair value assets, ending balance	152	160
Settlement (sales) and other	4	3
Recurring [member] | Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	335	294
Gains (losses) included in OCI	34	37
Fair value assets, ending balance	334	335
Transfers out of Level 3	(38)
Purchases (issuances)	5	8
Settlement (sales) and other	(2)	(4)
Recurring [member] | Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(588)	(585)
Gains (losses) included in earnings	84	(116)
Gains (losses) included in OCI	(1)	(2)
Purchases (issuances)	5	(31)
Settlement (sales) and other	(109)	4
Transfers into Level 3	(4)	35
Transfers out of Level 3	(22)	107
Fair value assets, ending balance	(635)	(588)
Gains (losses) included in earnings for positions still held	84	(57)
Recurring [member] | Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	22	21
Gains (losses) included in earnings	14	(7)
Gains (losses) included in OCI		(3)
Purchases (issuances)	38	23
Settlement (sales) and other	(25)
Transfers into Level 3	7	(6)
Transfers out of Level 3	(9)	(6)
Fair value assets, ending balance	47	22
Gains (losses) included in earnings for positions still held	1	(13)
Recurring [member] | Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(301)	(195)
Gains (losses) included in earnings	(20)	(76)
Gains (losses) included in OCI	11	(1)
Purchases (issuances)	(142)	(174)
Settlement (sales) and other	102	44
Transfers into Level 3	(276)	(88)
Transfers out of Level 3	233	189
Fair value assets, ending balance	(393)	(301)
Gains (losses) included in earnings for positions still held	(10)	(8)
Recurring [member] | Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	40	22
Purchases (issuances)	6
Settlement (sales) and other	(26)	18
Fair value assets, ending balance	20	40
Recurring [member] | Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	53	77
Gains (losses) included in earnings	(39)	(7)
Gains (losses) included in OCI	(2)	2
Settlement (sales) and other	(12)	(19)
Fair value assets, ending balance		53
Gains (losses) included in earnings for positions still held		(7)
Recurring [member] | Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,070	680
Gains (losses) included in earnings	(5)	92
Gains (losses) included in OCI	(19)	8
Purchases (issuances)	264	551
Settlement (sales) and other	(8)	(706)
Transfers into Level 3	73	624
Transfers out of Level 3	(298)	(179)
Fair value assets, ending balance	1,077	1,070
Gains (losses) included in earnings for positions still held		(15)
Gains (losses) included in earnings for positions still held	30
Recurring [member] | Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,337	1,300
Gains (losses) included in earnings	94	(127)
Gains (losses) included in OCI	(62)	11
Purchases (issuances)	350	232
Settlement (sales) and other	(147)	(92)
Transfers into Level 3	40	15
Transfers out of Level 3	(30)	(2)
Fair value assets, ending balance	1,582	1,337
Gains (losses) included in earnings for positions still held	164	(47)
Recurring [member] | Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	44	58
Gains (losses) included in OCI	(2)	1
Settlement (sales) and other	(17)	(15)
Fair value assets, ending balance	25	44
Gains (losses) included in earnings for positions still held	1
Recurring [member] | Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2	2
Fair value assets, ending balance	2	2
Recurring [member] | Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	30	21
Gains (losses) included in earnings	(2)	(1)
Purchases (issuances)	12	1
Settlement (sales) and other	(5)	(3)
Transfers into Level 3	14	12
Fair value assets, ending balance	25	30
Transfers out of Level 3	(24)
Gains (losses) included in earnings for positions still held	(1)
Recurring [member] | Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,261	1,219
Gains (losses) included in earnings	96	(126)
Gains (losses) included in OCI	(60)	10
Purchases (issuances)	338	231
Settlement (sales) and other	(125)	(74)
Transfers into Level 3	26	3
Transfers out of Level 3	(6)	(2)
Fair value assets, ending balance	1,530	1,261
Gains (losses) included in earnings for positions still held		(47)
Gains (losses) included in earnings for positions still held	164
Recurring [member] | Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Gains (losses) included in earnings	(66)	52
Fair value liabilities, beginning balance	(139)	(156)
Gains (losses) included in OCI	5	(3)
Purchases (issuances)	(191)	(296)
Settlement (sales) and other	51	30
Transfers into Level 3	(154)	(113)
Transfers out of Level 3	343	347
Fair value liabilities, ending balance	(151)	(139)
Gains (losses) included in earnings for positions still held	6	29
Recurring [member] | Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Gains (losses) included in earnings	22	5
Fair value liabilities, beginning balance	(38)	(60)
Gains (losses) included in OCI	1	(1)
Purchases (issuances)		4
Settlement (sales) and other	8	14
Fair value liabilities, ending balance	(7)	(38)
Gains (losses) included in earnings for positions still held	$ 23	$ 5